Document And Entity Information	12 Months Ended
Dec. 31, 2016 shares
Entity Registrant Name	Arcos Dorados Holdings Inc.
Entity Central Index Key	0001508478
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Document Type	20-F
Document Period End Date	Dec. 31, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Class A Shares Of Common Stock [Member]
Entity Common Stock, Shares Outstanding	130,711,224
Class B Shares Of Common Stock [Member]
Entity Common Stock, Shares Outstanding	80,000,000